Receivables, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Receivables, Net

10. Receivables, Net

Receivables, net consist of the following (in thousands):

	June 30, 2014	December 31, 2013
Insurance premium receivables	$100,527	$103,149
Servicing fee receivables	59,664	54,794
Receivables related to Non-Residual Trusts	36,181	43,545
Income tax receivables	47,766	53,495
Other receivables	48,900	67,126

Total receivables	293,038	322,109
Less: Allowance for uncollectible receivables	(4,209)	(2,914)

Receivables, net	$288,829	$319,195

10.	Receivables, Net

Receivables, net consist of the following (in thousands):

	December 31,
	2013	2012
Insurance premium receivables	$103,149	$107,824
Servicing fee receivables	54,794	45,573
Income tax receivables	53,495	20,825
Receivables related to Non-Residual Trusts	43,545	53,975
Other receivables	67,126	30,835

Total receivables	322,109	259,032
Less: Allowance for uncollectible receivables	(2,914)	(23)

Receivables, net	$319,195	$259,009